Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

BANK LOANS - 87.9%	Principal Value	Value
AEROSPACE & DEFENSE - 1.8%
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 10/31/2031, (0.00% Floor)	$ 605,775	$ 607,901
Karman Holdings, Inc., Senior Secured First Lien, 6.46% (3 mo. SOFR US + 2.75%), 04/01/2032, (0.00% Floor)	1,303,463	1,310,391
Mahseer Holdings LLC, Senior Secured First Lien
6.98% (3 mo. SOFR US + 3.25%), 03/16/2033, (0.50% Floor)	236,207	237,832
7.18% (1 mo. Term SOFR + 3.25%), 03/16/2033 (a)	37,793	38,053
Modern Aviation Fbo Holdings LLC, Senior Secured First Lien, 6.61% (1 mo. Term SOFR + 3.00%), 06/30/2033	487,000	488,826
Signia Aerospace LLC, Senior Secured First Lien
6.45% (3 mo. Term SOFR + 2.75%), 12/11/2031	306,311	306,887
7.06% (3 mo. Term SOFR + 2.75%), 12/11/2031 (a)	10,667	10,687
TransDigm, Inc., Senior Secured First Lien
5.87% (1 mo. SOFR US + 2.25%), 03/22/2030, (0.00% Floor)	1,223,399	1,224,879
6.12% (1 mo. SOFR US + 2.50%), 01/20/2032, (0.00% Floor)	270,591	270,927
Trident Technologies LLC, Senior Secured First Lien, 8.14% (1 mo. SOFR US + 4.50%), 02/09/2032, (0.00% Floor)	492,323	475,338
		4,971,721

AUTO RETAIL - 0.8%
CWGS Group LLC, Senior Secured First Lien, 6.37% (1 mo. SOFR US + 2.50%), 06/05/2028, (0.75% Floor)	725,154	692,591
Mavis Tire Express Services Topco Corp., Senior Secured First Lien
6.67% (6 mo. SOFR US + 3.00%), 05/04/2028, (0.75% Floor)	539,492	539,322
6.92% (6 mo. SOFR US + 3.25%), 05/09/2033, (0.00% Floor)	304,285	304,292
RVR Dealership Holdings LLC, Senior Secured First Lien, 8.17% (3 mo. SOFR US + 4.50%), 02/28/2033, (0.00% Floor)	563,588	546,398
		2,082,603

AUTOMOTIVE - 1.9%
Allison Transmission, Inc., Senior Secured First Lien, 5.38% (1 mo. SOFR US + 1.75%), 01/03/2033, (0.00% Floor)	548,625	548,740
American Axle & Manufacturing, Inc., Senior Secured First Lien
6.62% (1 mo. SOFR US + 3.00%), 12/13/2029, (0.50% Floor)	971,665	974,901
6.87% (1 mo. SOFR US + 3.25%), 02/03/2033, (0.00% Floor)	108,489	108,714
6.92% (3 mo. SOFR US + 3.25%), 02/03/2033, (0.00% Floor)	167,131	167,478
Clarios Global LP, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 05/06/2030, (0.00% Floor)	500,375	501,471
First Brands Group LLC, Senior Secured First Lien, 0.00% or (0.00% PIK) (1 mo. Term SOFR), 06/29/2027 (j)	1,050,526	3,278
Garrett LX I Sarl, Senior Secured First Lien, 5.41% (3 mo. SOFR US + 1.75%), 01/30/2032, (0.50% Floor)	238,551	239,049
Highline Aftermarket Acquisition LLC, Senior Secured First Lien, 7.23% (6 mo. SOFR US + 3.50%), 02/19/2030, (0.75% Floor)	695,737	700,521
Tenneco, Inc., Senior Secured First Lien
8.59% (3 mo. SOFR US + 4.75%), 11/17/2028, (0.50% Floor)	1,118,240	1,114,689
8.84% (3 mo. SOFR US + 5.00%), 11/17/2028, (0.50% Floor)	833,177	831,198
8.93% (3 mo. SOFR US + 5.00%), 11/17/2028, (0.50% Floor)	2,353	2,347
		5,192,386

BUILDING PRODUCTS - 1.4%
Covia Holdings LLC, Senior Secured First Lien, 6.43% (3 mo. SOFR US + 2.75%), 02/26/2032, (0.00% Floor)	358,380	357,335
Hunter Douglas, Inc., Senior Secured First Lien, 6.73% (3 mo. SOFR US + 3.00%), 01/20/2032, (0.00% Floor)	286,635	286,965
OEP Glass Purchaser LLC, Senior Secured First Lien, 7.73% (3 mo. SOFR US + 4.00%), 03/02/2033, (0.00% Floor)	268,600	268,433
Quikrete Holdings, Inc., Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 02/10/2032, (0.00% Floor)	1,238,325	1,238,839
QXO Building Products, Inc., Senior Secured First Lien, 5.87% (1 mo. Term SOFR + 2.00%), 06/03/2033	525,000	524,488
SunSource Borrower LLC, Senior Secured First Lien, 7.72% (1 mo. SOFR US + 4.00%), 03/25/2031, (0.00% Floor)	525,201	526,241
Veritiv Operating Co., Senior Secured First Lien, 7.73% (3 mo. SOFR US + 4.00%), 11/29/2030, (0.00% Floor)	719,598	681,938
		3,884,239

CHEMICALS - 1.5%
Arc Falcon I, Inc., Senior Secured First Lien, 8.12% (1 mo. SOFR US + 4.50%), 04/01/2033, (0.50% Floor)	404,000	371,464
Bond UK Midco 3 Ltd., Senior Secured First Lien, 7.91% (1 mo. Term SOFR + 3.50%), 06/24/2033	485,622	487,746
CoorsTek T/L C (06/26) Target, Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.50%), 10/28/2032, (0.00% Floor)	415,958	417,259
Lummus Technology Holdings V LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 12/31/2029, (0.00% Floor)	490,814	485,348
Olympus Water US Holding Corp., Senior Secured First Lien, 6.73% (3 mo. SOFR US + 3.00%), 06/23/2031, (0.50% Floor)	272,915	272,864
SCIH Salt Holdings, Inc., Senior Secured First Lien, 6.35% (6 mo. SOFR US + 2.75%), 01/31/2029, (0.75% Floor)	955,472	957,732
SK Mohawk Holdings SCS, Senior Secured First Lien, 4.62% (or 5.00% PIK) (SOFR + 1.00%), 12/23/2030, (1.00% Floor)	86,987	99,818
Sparta US HoldCo LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 08/02/2030, (0.75% Floor)	278,568	277,678
StonePeak Motion Finco LLC, Senior Secured First Lien, 6.89%, 06/15/2033 (b)	647,000	647,068
Windsor Holdings III LLC, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 08/01/2030, (0.00% Floor)	701	702
		4,017,679

COMMERCIAL SERVICES - 5.7%
AlixPartners LLP, Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 08/12/2032, (0.00% Floor)	829,830	825,838
Allied Universal Holdco LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 08/20/2032, (0.00% Floor)	546,154	547,052
American Auto Auction Group LLC, Senior Secured First Lien, 8.23% (3 mo. SOFR US + 4.50%), 05/28/2032, (0.00% Floor)	839,223	839,856
Apex Group Treasury LLC, Senior Secured First Lien, 7.15% (3 mo. SOFR US + 3.50%), 02/27/2032, (0.00% Floor)	726,934	690,475
Aramark Services, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 06/24/2030, (0.00% Floor)	256,040	256,552
Armor Holdco, Inc., Senior Secured First Lien, 7.60% (6 mo. SOFR US + 3.75%), 12/10/2031, (0.50% Floor)	396,599	396,940
Camelot US Acquisition LLC, Senior Secured First Lien
6.39% (1 mo. SOFR US + 2.75%), 01/31/2031, (0.00% Floor)	839,461	775,801
6.89% (1 mo. SOFR US + 3.25%), 01/31/2031, (0.00% Floor)	696,000	643,222
CoreLogic, Inc., Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.50%), 06/02/2028, (0.50% Floor)	1,512,112	1,496,991
Foundever Worldwide Corp., Senior Secured First Lien, 7.74% (1 mo. SOFR US + 3.75%), 08/28/2028, (0.50% Floor)	846,916	419,223
Garda World Security Corp., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 02/01/2029, (0.00% Floor)	1,341,581	1,341,581
Herc Holdings, Inc., Senior Secured First Lien, 5.38% (1 mo. SOFR US + 1.75%), 06/02/2032, (0.00% Floor)	251,735	252,305
Isolved, Inc., Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 10/15/2030, (0.00% Floor)	582,357	548,507
OMNIA Partners LLC, Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 12/31/2032, (0.00% Floor)	610,581	612,529
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 12/15/2028, (0.50% Floor)	783,030	717,506
Saphilux Sarl, Senior Secured First Lien
6.62% (SOFR + 3.00%), 07/27/2028, (0.50% Floor)	1,552	1,561
6.73% (3 mo. SOFR US + 3.00%), 07/27/2028, (0.50% Floor)	613,959	617,542
Skopima Consilio Parent LLC, Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 05/17/2028, (0.50% Floor)	1,219,332	1,011,284
Tempo Acquisition LLC, Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 08/31/2028, (0.50% Floor)	2,232,110	1,893,108
TKC Holdings, Inc., Senior Secured First Lien, 8.14% (1 mo. SOFR US + 4.50%), 08/12/2030, (0.00% Floor)	1,887,270	1,885,383
		15,773,256

CONSTRUCTION & ENGINEERING - 1.2%
Amentum Holdings, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 09/29/2031, (0.00% Floor)	623,810	624,044
Centuri Group, Inc., Senior Secured First Lien, 5.62% (1 mo. SOFR US + 2.00%), 07/09/2032, (0.00% Floor)	644,490	645,566
Pinnacle Buyer LLC, Senior Secured First Lien
6.18% (3 mo. SOFR US + 2.50%), 10/01/2032, (0.00% Floor)	488,582	490,109
7.22% (1 mo. Term SOFR + 2.50%), 10/01/2032 (a)	94,194	94,488
Tecta America Corp., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 02/18/2032, (0.00% Floor)	844,470	846,206
Trilon Group LLC, Senior Secured First Lien
7.12% (3 mo. SOFR US + 3.50%), 06/13/2033	446,327	446,884
7.36% (1 mo. Term SOFR + 3.50%), 06/13/2033 (a)	39,673	39,723
		3,187,020

CONSUMER DISCRETIONARY - 2.0%
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 12/21/2028, (0.00% Floor)	956,144	957,582
McGraw-Hill Education, Inc., Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 08/06/2031, (0.50% Floor)	691,799	695,832
Peloton Interactive, Inc., Senior Secured First Lien, 9.14% (1 mo. SOFR US + 5.50%), 05/30/2029, (0.00% Floor)	415,764	417,843
Prometric Holdings, Inc., Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 06/25/2032, (0.00% Floor)	879,810	880,633
Renaissance Holdings Corp., Senior Secured First Lien, 7.66% (3 mo. SOFR US + 4.00%), 04/08/2030, (0.50% Floor)	508,555	405,415
TEAM Services Holding, Inc., Senior Secured First Lien, 8.98% (3 mo. SOFR US + 5.25%), 03/31/2033, (0.00% Floor)	640,600	628,589
Tory Burch LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 04/30/2031, (0.00% Floor)	541,000	539,591
Weber-Stephen Products LLC, Senior Secured First Lien, 7.44% (3 mo. SOFR US + 3.75%), 10/01/2032, (0.00% Floor)	861,840	852,605
		5,378,090

ENVIRONMENTAL & FACILITIES SERVICES - 1.9%
Action Environmental Group, Inc., Senior Secured First Lien, 6.73% (3 mo. SOFR US + 3.00%), 10/24/2030, (0.50% Floor)	1,595,835	1,579,877
Arcwood Environmental, Inc., Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 04/01/2033, (0.00% Floor)	686,000	690,287
EnergySolutions LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 09/23/2030, (0.50% Floor)	273,757	274,920
GFL ES US LLC, Senior Secured First Lien, 6.16% (3 mo. SOFR US + 2.50%), 03/03/2032, (0.00% Floor)	751,352	752,329
JFL-Tiger Acquisition Co., Inc., Senior Secured First Lien, 6.64% (3 mo. SOFR US + 3.00%), 10/17/2030, (0.50% Floor)	490,710	493,163
Reworld Holding Corp., Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 01/15/2031, (0.50% Floor)	415,105	415,513
Win Waste Innovations Holdings, Inc., Senior Secured First Lien
6.62% (1 mo. SOFR US + 2.75%), 03/27/2028, (0.50% Floor)	1,157,506	1,160,921
7.12% (1 mo. SOFR US + 3.25%), 03/27/2028, (0.00% Floor)	646	647
		5,367,657

FINANCIALS: DIVERSIFIED - 3.8%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 06/24/2030, (0.50% Floor)	494,379	495,048
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 11/25/2031, (0.00% Floor)	566,829	552,069
Blackhawk Network Holdings, Inc., Senior Secured First Lien, 7.14% (1 mo. SOFR US + 3.50%), 03/12/2029, (0.00% Floor)	826,040	823,591
Citco Funding LLC, Senior Secured First Lien, 5.66% (3 mo. SOFR US + 2.00%), 01/31/2033, (0.50% Floor)	513,420	512,504
CPI Holdco B LLC, Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 05/19/2031, (0.00% Floor)	834,467	832,205
Edelman Financial Engines Center LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 11/28/2031, (0.00% Floor)	663,000	665,642
EIG Management Co. LLC, Senior Secured First Lien, 8.64% (1 mo. SOFR US + 5.00%), 05/17/2029, (0.00% Floor)	417,988	415,898
FNZ USA FinCo LLC, Senior Secured First Lien, 8.66% (3 mo. SOFR US + 5.00%), 11/05/2031, (0.00% Floor)	1,334,455	1,068,191
Focus Financial Partners LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 09/15/2031, (0.00% Floor)	991,095	969,237
IMC Global Holdings LLC, Senior Secured First Lien, 6.65% (1 mo. SOFR US + 3.00%), 06/21/2032, (0.00% Floor)	617,760	619,048
Jump Financial LLC, Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 02/26/2032, (0.00% Floor)	646,323	647,131
NorthAB LLC, Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.50%), 11/24/2028, (0.50% Floor)	893,728	835,918
Osaic Holdings, Inc., Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.50%), 07/30/2032, (0.00% Floor)	394,013	389,432
Superannuation & Investments US LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 12/01/2028, (0.50% Floor)	270,365	270,252
VFH Parent LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 06/20/2031, (0.00% Floor)	631,681	633,418
WEX, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 04/03/2028, (0.00% Floor)	679,942	679,823
		10,409,407

FINANCIALS: INSURANCE - 2.7%
Acrisure LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor)	732,400	664,349
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien

6.62% (6 mo. SOFR US + 3.00%), 02/18/2031, (0.00% Floor)	526,860	511,387
6.73% (3 mo. SOFR US + 3.00%), 02/18/2031, (0.00% Floor)	24,281	23,568
Asurion LLC, Senior Secured First Lien
7.87% (1 mo. Term SOFR + 4.25%), 09/19/2030	278,297	275,921
7.41% (3 mo. SOFR US + 3.75%), 02/23/2033, (0.00% Floor)	2,067,424	1,960,362
Asurion LLC, Senior Secured Second Lien, 9.28% (3 mo. SOFR US + 5.25%), 01/22/2029, (0.00% Floor)	691,094	684,874
CRC Insurance Group LLC, Senior Secured Second Lien, 8.48% (3 mo. SOFR US + 4.75%), 05/06/2032, (0.00% Floor)	271,347	263,885
HUB International Ltd., Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 06/20/2030, (0.00% Floor)	1,252,900	1,253,019
Hyperion Refinance Sarl, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 04/18/2030, (0.50% Floor)	849,250	802,753
USI, Inc./NY, Senior Secured First Lien, 5.98% (3 mo. SOFR US + 2.25%), 11/23/2029, (0.00% Floor)	1,092,872	1,090,550
		7,530,668

FOOD & BEVERAGE - 1.7%
Chobani LLC, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 10/28/2032, (0.00% Floor)	583,070	584,892
Nourish Buyer I, Inc., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 07/12/2032, (0.00% Floor)	520,683	525,400
Pegasus Bidco BV, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 07/12/2032, (0.00% Floor)	914,476	916,003
PFI Lower Midco LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 12/01/2032, (0.00% Floor)	167,160	168,518
Primo Brands Corp., Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.75%), 03/31/2031, (0.50% Floor)	1,021,440	1,027,278
Saratoga Food Specialties LLC, Senior Secured First Lien, 6.91% (3 mo. SOFR US + 3.25%), 09/30/2032, (0.00% Floor)	477,828	480,019
Savor Acquisition, Inc., Senior Secured First Lien
6.66% (3 mo. SOFR US + 3.00%), 02/19/2032, (0.00% Floor)	420,820	423,608
7.56% (1 mo. Term SOFR + 3.00%), 02/19/2032 (a)	40,000	40,265

Sazerac Co., Inc., Senior Secured First Lien, 5.63% (1 mo. SOFR US + 2.00%), 07/09/2032, (0.00% Floor)	489,540	489,464
		4,655,447

HEALTHCARE: EQUIPMENT & SUPPLIES - 3.1%
Accendra Health, Inc., Senior Secured First Lien, 7.59% (1 mo. SOFR US + 3.75%), 03/29/2029, (0.50% Floor)	1,233,000	1,167,923
Aveanna Healthcare LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 09/17/2032, (0.00% Floor)	554,512	557,503
Bausch + Lomb Corp., Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 01/15/2031, (0.00% Floor)	954,493	957,953
Ensemble RCM LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/09/2033, (0.00% Floor)	1,033,000	1,030,159
Gainwell Acquisition Corp., Senior Secured First Lien, 7.93% (3 mo. SOFR US + 4.00%), 10/01/2027, (0.75% Floor)	418,783	413,200
Hopper Merger Sub, Inc., Senior Secured First Lien, 5.99% (3 mo. SOFR US + 2.25%), 04/07/2033, (0.00% Floor)	1,400,000	1,371,713
Insulet Corp., Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 08/04/2031, (0.00% Floor)	541,726	545,283
McKesson Medical-Surgical Top Holdings, Inc., Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 06/09/2032, (0.00% Floor)	984,000	985,437
Waystar Technologies, Inc., Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 10/22/2029, (0.00% Floor)	847,394	846,335
Zelis Payments Buyer, Inc., Senior Secured First Lien
6.39% (1 mo. SOFR US + 2.75%), 09/28/2029, (0.00% Floor)	285,740	279,441
6.89% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor)	272,550	266,503
		8,421,450

HEALTHCARE: FACILITIES - 7.3%
ADMI Corp., Senior Secured First Lien
7.62% (1 mo. SOFR US + 3.75%), 12/23/2027, (0.50% Floor)	1,390,712	1,250,917
9.39% (1 mo. SOFR US + 5.75%), 12/23/2027, (0.00% Floor)	794,238	749,066
Bella Holding Co. LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 06/16/2033, (0.00% Floor)	939,000	932,347
CHG Healthcare Services, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 3.00%), 09/30/2031, (0.50% Floor)	533,662	534,470
Examworks Bidco, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 02/07/2033, (0.50% Floor)	1,294,430	1,297,311
Global Medical Response, Inc., Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 10/01/2032, (0.00% Floor)	908,382	911,789
HAH Group Holding Co. LLC, Senior Secured First Lien, 8.64% (1 mo. SOFR US + 5.00%), 09/24/2031, (0.00% Floor)	937,415	832,274
Heartland Dental LLC, Senior Secured First Lien, 7.14% (1 mo. SOFR US + 3.50%), 08/25/2032, (0.00% Floor)	1,649,891	1,652,985
Hunter US Bidco, Inc., Senior Secured First Lien, 8.18% (3 mo. SOFR US + 4.25%), 08/21/2028, (0.50% Floor)	1,671,283	1,603,914
IVI America LLC, Senior Secured First Lien

6.66% (1 mo. Term SOFR + 2.75%), 04/09/2031	97,000	97,263
6.98% (3 mo. SOFR US + 3.25%), 04/09/2031, (0.00% Floor)	791,324	793,468
LifePoint Health, Inc., Senior Secured First Lien
7.18% (3 mo. SOFR US + 3.50%), 05/19/2031, (0.00% Floor)	270,909	266,576
7.42% (3 mo. SOFR US + 3.75%), 05/19/2031, (0.00% Floor)	1,813,924	1,789,282
LSCS Holdings, Inc., Senior Secured First Lien, 8.23% (3 mo. SOFR US + 4.50%), 03/04/2032, (0.00% Floor)	559,131	549,872
Lumexa Imaging, Inc., Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 12/17/2032, (0.00% Floor)	425,933	427,174
Onex TSG Intermediate Corp., Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 08/06/2032, (0.00% Floor)	695,258	700,183
Pluto Acquisition I, Inc., Senior Secured First Lien
9.23% (3 mo. SOFR US + 5.50%), 06/20/2028, (1.00% Floor)	91,866	93,474
7.65% (3 mo. SOFR US + 4.00%), 09/20/2028, (0.00% Floor)	1,053,264	990,484
Radiology Partners, Inc., Senior Secured First Lien, 8.23% (3 mo. SOFR US + 4.50%), 06/30/2032, (0.00% Floor)	727,503	728,259
Radnet Management, Inc., Senior Secured First Lien, 5.66% (1 mo. SOFR US + 2.00%), 04/18/2031, (0.00% Floor)	485,355	485,469
Sotera Health Holdings LLC, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 05/30/2031, (0.00% Floor)	639,924	641,223
Surgery Center Holdings, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 12/19/2030, (0.00% Floor)	610,558	611,785
Team Health Holdings, Inc., Senior Secured First Lien, 7.66% (3 mo. SOFR US + 4.00%), 06/30/2028, (0.00% Floor)	1,196,922	1,200,082
US Fertility Enterprises LLC, Senior Secured First Lien
6.87% (1 mo. SOFR US + 3.25%), 12/30/2032, (0.00% Floor)	843,525	847,216
6.90% (3 mo. SOFR US + 3.25%), 12/30/2032, (0.00% Floor)	80,996	81,350
7.26% (1 mo. Term SOFR + 3.50%), 12/30/2032 (a)	47,162	47,368
		20,115,601

HEALTHCARE: LIFE SCIENCES - 0.4%
PAREXEL International Corp., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 12/12/2031, (0.50% Floor)	691,525	692,462
Star Parent, Inc., Senior Secured First Lien, 7.73% (3 mo. SOFR US + 4.00%), 09/30/2030, (0.00% Floor)	414,902	415,928
		1,108,390

HEALTHCARE: MANAGED HEALTH CARE - 1.2%
Charlotte Buyer, Inc., Senior Secured First Lien
7.87% (1 mo. SOFR US + 4.25%), 02/11/2028, (0.50% Floor)	830,742	831,058
8.42% (1 mo. Term SOFR + 4.50%), 06/30/2031	648,452	648,698
Cotiviti, Inc., Senior Secured First Lien
6.37% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor)	1,206,407	1,106,505
7.63% (Fixed Rate + 7.63%), 05/01/2031, (0.00% Floor)	494,000	462,816
Raven Acquisition Holdings LLC, Senior Secured First Lien
6.64% (1 mo. SOFR US + 3.00%), 11/20/2031, (0.00% Floor)	308,808	305,114
8.28% (3 mo. Term SOFR + 3.00%), 11/20/2031 (a)	22,280	22,014
		3,376,205

HEALTHCARE: PHARMA & BIOTECH - 2.9%
Alkermes, Inc., Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.75%), 08/12/2031, (0.00% Floor)	480,795	483,199
Amneal Pharmaceuticals LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 08/02/2032, (0.50% Floor)	890,951	895,825
BioMarin Pharmaceutical, Inc., Senior Secured First Lien, 5.43% (6 mo. SOFR US + 1.75%), 04/27/2033, (0.00% Floor)	343,500	343,843
Dechra Finance US LLC, Senior Secured First Lien, 6.39% (6 mo. SOFR US + 2.75%), 01/27/2032, (0.00% Floor)	292,056	293,059
Endo Finance Holdings LP, Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 04/23/2031, (0.50% Floor)	1,825,433	1,828,855
Grifols International Services USA, Inc., Senior Secured First Lien, 6.19% (6 mo. SOFR US + 2.50%), 04/14/2033, (0.00% Floor)	819,135	822,158
Jazz Financing Lux Sarl, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 05/05/2028, (0.50% Floor)	958,661	962,385
Mendel US Holding LLC, Senior Secured First Lien, 6.39% (3 mo. SOFR US + 2.75%), 11/13/2030, (0.00% Floor)	658,623	660,787
Opal US LLC, Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.50%), 04/23/2032, (0.00% Floor)	975,640	976,162
Organon & Co., Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 05/19/2031, (0.50% Floor)	853,434	853,967
		8,120,240

INDUSTRIAL MACHINERY - 3.8%
ADI Global Distribution Funding LLC, Senior Secured First Lien, 6.87% (1 mo. Term SOFR + 2.75%), 06/16/2033	518,000	519,943
AI Aqua Merger Sub, Inc., Senior Secured First Lien
6.12% (1 mo. SOFR US + 2.50%), 07/31/2028, (0.00% Floor)	839,031	839,236
6.16% (3 mo. SOFR US + 2.50%), 07/31/2028, (0.00% Floor)	843,247	843,453
6.15% (1 mo. Term SOFR + 2.50%), 06/25/2033	1,067,000	1,067,603
Chart Industries, Inc., Senior Secured First Lien, 6.18% (3 mo. SOFR US + 2.50%), 03/18/2030, (0.50% Floor)	555,701	556,399
Columbus McKinnon Corp./NY, Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 02/03/2033, (0.50% Floor)	605,801	605,422
Dynamo US Bidco, Inc., Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 10/31/2031, (0.00% Floor)	245,305	234,164
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 11/26/2032, (0.00% Floor)	403,789	406,373
ESCO Technologies, Inc., Senior Secured First Lien, 5.38% (1 mo. Term SOFR + 1.75%), 06/10/2033	129,429	129,429
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 01/29/2029, (0.50% Floor)	273,344	273,374
Gates Corp./DE, Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 11/16/2029, (0.50% Floor)	335,718	335,894
JBT Marel Corp., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 01/02/2032, (0.00% Floor)	323,553	325,025
Jupiter Buyer, Inc., Senior Secured First Lien, 7.73% (3 mo. SOFR US + 4.00%), 11/03/2031, (0.00% Floor)	499,386	501,676
Lsf12 Helix Parent LLC, Senior Secured First Lien, 7.14% (1 mo. SOFR US + 3.50%), 02/10/2033, (0.00% Floor)	501,844	493,376
Madison Safety & Flow LLC, Senior Secured First Lien, 8.25% (Prime Rate + 1.50%), 09/26/2031, (0.00% Floor)	277,104	277,816
Pro Mach Group, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 10/18/2032, (0.00% Floor)	1,119,382	1,121,576
TK Elevator US Newco, Inc., Senior Secured First Lien
6.38% (6 mo. SOFR US + 2.75%), 04/30/2030, (0.50% Floor)	1,347,655	1,355,094
6.48% (3 mo. SOFR US + 2.75%), 04/30/2030, (0.50% Floor)	205,000	206,121
WEC US Holdings, Inc., Senior Secured First Lien, 5.62% (1 mo. SOFR US + 2.00%), 01/27/2031, (0.00% Floor)	405,160	405,286
		10,497,260

LEISURE: CASINOS & GAMING - 3.9%
888 Acquisitions LLC, Senior Secured First Lien, 9.12% (6 mo. SOFR US + 5.25%), 07/03/2028, (0.50% Floor)	1,538,963	1,537,039
Allwyn Entertainment Financing US LLC, Senior Secured First Lien
5.67% (3 mo. SOFR US + 2.00%), 06/11/2031, (0.00% Floor)	435,675	428,598
6.17% (3 mo. Term SOFR + 2.50%), 01/18/2033	249,375	246,725
Banijay Gaming SAS, Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.75%), 12/09/2031, (0.00% Floor)	353,115	354,107
Caesars Entertainment, Inc., Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 02/06/2030, (0.50% Floor)	421,594	409,014
Entain Holdings Gibraltar Ltd., Senior Secured First Lien
5.98% (3 mo. SOFR US + 2.25%), 10/31/2029, (0.00% Floor)	1,381,212	1,381,212
5.98% (3 mo. SOFR US + 2.25%), 07/30/2032, (0.00% Floor)	549,068	549,142
Flutter Financing BV, Senior Secured First Lien, 5.48% (3 mo. SOFR US + 1.75%), 11/29/2030, (0.50% Floor)	1,427,580	1,417,230
Great Canadian Gaming Corp., Senior Secured First Lien, 8.43% (3 mo. SOFR US + 4.75%), 11/01/2029, (0.00% Floor)	973,510	962,558
Jack Ohio Finance LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 01/30/2032, (0.50% Floor)	406,850	402,476
Ontario Gaming GTA LP, Senior Secured First Lien, 7.98% (3 mo. SOFR US + 4.25%), 08/01/2030, (0.50% Floor)	1,610,727	1,537,930
Pioneer Opco LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 05/16/2033, (0.00% Floor)	647,496	650,792
Voyager Parent LLC, Senior Secured First Lien
7.98% (3 mo. SOFR US + 4.25%), 07/01/2032, (0.00% Floor)	835,229	836,783
7.98% (3 mo. SOFR US + 4.25%), 07/01/2032, (0.00% Floor)	129,806	130,048
		10,843,654

LEISURE: HOTELS - 1.8%
Alterra Mountain Co., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 08/17/2028, (0.00% Floor)	495,819	497,214
Crown Finance US, Inc., Senior Secured First Lien, 8.11% (1 mo. SOFR US + 4.50%), 12/02/2031, (0.00% Floor)	632,896	635,361
Gaia Purchaser, Inc., Senior Secured First Lien, 7.65% (1 mo. Term SOFR + 4.00%), 06/24/2033	647,000	647,809
Herschend Entertainment Co. LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 05/27/2032, (0.00% Floor)	816,750	819,098
Lakeland Tours LLC, Senior Secured Second Lien, 20.20%, 03/31/2030, (0.00% Floor) (c)	156,536	35,221
Sabre GLBL, Inc., Senior Secured First Lien
10.09% (1 mo. SOFR US + 6.25%), 07/30/2029, (0.00% Floor)	796,055	714,659
9.72% (1 mo. Term SOFR + 6.00%), 11/15/2029	418,030	374,973

9.84% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.00% Floor)	51,782	46,487
Sgh2 LLC, Senior Secured First Lien, 8.20% (3 mo. SOFR US + 4.50%), 08/18/2032, (0.00% Floor)	842,907	843,960
Travel + Leisure Co., Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 12/14/2029, (0.00% Floor)	367,253	367,253
		4,982,035

LEISURE: RESTAURANTS - 2.1%
BCPE Grill Parent, Inc., Senior Secured First Lien, 8.42% (3 mo. SOFR US + 4.75%), 09/30/2030, (0.50% Floor)	397,254	377,745
Dave & Buster's, Inc., Senior Secured First Lien, 6.94% (3 mo. SOFR US + 3.25%), 06/29/2029, (0.50% Floor)	309,000	273,337
Delivery Hero Finco LLC, Senior Secured First Lien
8.64% (3 mo. SOFR US + 5.00%), 12/12/2029, (0.50% Floor)	2,513,063	2,529,562
8.64% (3 mo. SOFR US + 5.00%), 06/25/2032, (0.00% Floor)	503,200	508,861
IRB Holding Corp., Senior Secured First Lien, 6.11% (1 mo. SOFR US + 2.50%), 12/16/2030, (0.50% Floor)	1,326,917	1,328,734
Raising Cane's Restaurants LLC, Senior Secured First Lien, 5.61% (1 mo. SOFR US + 2.00%), 06/06/2033, (0.00% Floor)	347,000	345,482
Tacala Investment Corp., Senior Secured First Lien, 6.62% (1 mo. SOFR US + 3.00%), 01/31/2031, (0.75% Floor)	516,206	517,300
		5,881,021

MEDIA: BROADCASTING - 0.6%
CMG Media Corp., Senior Secured First Lien, 7.43% (3 mo. SOFR US + 3.50%), 06/18/2029, (0.00% Floor)	433,220	392,786
Nexstar Media, Inc., Senior Secured First Lien
6.14% (1 mo. SOFR US + 2.50%), 06/28/2032, (0.00% Floor)	609,840	604,504
6.39% (1 mo. SOFR US + 2.75%), 03/21/2033, (0.00% Floor)	460,594	456,605
Versant Media Group, Inc., Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 01/30/2031, (0.00% Floor)	298,000	299,411
		1,753,306

MEDIA: CABLE & SATELLITE - 1.8%
Charter Communications Operating LLC, Senior Secured First Lien, 5.94% (3 mo. SOFR US + 2.25%), 12/15/2031, (0.00% Floor)	331,571	327,406
Coral-US Co.-Borrower LLC, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 01/30/2032, (0.00% Floor)	994,205	965,169
CSC Holdings LLC, Senior Secured First Lien, 8.25% (Prime Rate + 1.50%), 04/15/2027, (0.00% Floor)	624,738	439,815
Directv Financing LLC, Senior Secured First Lien, 9.35% (3 mo. Term SOFR + 5.25%), 08/02/2029	387,743	390,411
Gryphon Acquire NewCo LLC, Senior Secured First Lien, 6.41% (3 mo. SOFR US + 2.75%), 09/13/2032, (0.00% Floor)	547,628	548,996
Iridium Satellite LLC, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 09/20/2030, (0.75% Floor)	573,478	574,528
Virgin Media Bristol LLC, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 3.25%), 01/31/2029, (0.00% Floor)	579,000	556,237
WideOpenWest Finance LLC, Senior Secured First Lien, 7.19% (3 mo. SOFR US + 3.00%), 12/11/2028, (1.50% Floor)	1,213,717	1,112,068
		4,914,630

MEDIA: DIVERSIFIED - 1.0%
Indy US Holdco LLC, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 10/31/2030, (0.50% Floor)	839,808	831,409
Neptune Bidco US, Inc., Senior Secured First Lien, 8.87% (3 mo. SOFR US + 5.00%), 02/03/2033, (0.50% Floor)	1,335,928	1,326,924
Red Planet Borrower LLC, Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 09/08/2032, (0.50% Floor)	217,614	217,932
WH Borrower LLC, Senior Secured First Lien, 8.14% (3 mo. SOFR US + 4.50%), 02/20/2032, (0.50% Floor)	424,710	426,014
		2,802,279

MEDIA: ENTERTAINMENT - 3.4%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien
7.45% (3 mo. SOFR US + 3.75%), 03/08/2030, (0.00% Floor)	692,951	672,918
7.48% (3 mo. SOFR US + 3.75%), 03/08/2030, (0.00% Floor)	1,364,983	1,325,521
Delta 2 Lux Sarl, Senior Secured First Lien, 5.48% (3 mo. SOFR US + 1.75%), 09/19/2031, (0.50% Floor)	309,000	309,387
Discovery Global Holdings, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 05/27/2033, (0.00% Floor)	1,259,308	1,261,222
EOC Borrower LLC, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 03/24/2032, (0.00% Floor)	972,180	974,489
Hoya Midco LLC, Senior Secured First Lien, 5.91% (3 mo. SOFR US + 2.25%), 02/05/2029, (0.00% Floor)	619,663	275,307
Live Nation Entertainment, Inc., Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 10/21/2032, (0.00% Floor)	885,550	887,073

OAK-Eagle Acquireco, Inc., Senior Secured First Lien, 7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033	885,000	888,177
Playtika Holding Corp., Senior Secured First Lien, 6.62% (1 mo. SOFR US + 2.75%), 03/13/2028, (0.00% Floor)	1,495,823	1,455,353
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.39% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor)	384,071	387,071
TKO Worldwide Holdings LLC, Senior Secured First Lien, 5.41% (3 mo. SOFR US + 1.75%), 11/21/2031, (0.00% Floor)	825,315	823,656
		9,260,174

METALS & MINING - 0.3%
Tega MC Australia Holdings Pty Ltd., Senior Secured First Lien, 7.16% (3 mo. SOFR US + 3.50%), 03/25/2033, (0.00% Floor)	850,000	855,848

MIDSTREAM: STORAGE & TRANSPORT - 1.1%
Calcasieu Pass Funding LLC, Senior Secured First Lien, 6.95% (6 mo. SOFR US + 3.25%), 04/11/2033, (0.00% Floor)	672,000	674,755
CPPIB OVM Member US LLC, Senior Secured First Lien, 5.98% (3 mo. SOFR US + 2.25%), 08/20/2031, (0.00% Floor)	269,835	270,317
Deep Blue Operating I LLC, Senior Secured First Lien, 5.90% (3 mo. SOFR US + 2.25%), 10/01/2032, (0.00% Floor)	562,590	565,054
ITT Holdings LLC, Senior Secured First Lien, 5.62% (1 mo. SOFR US + 1.98%), 10/11/2030, (0.50% Floor)	415,248	415,360
M6 ETX Holdings II Midco LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 04/01/2032, (0.00% Floor)	280,664	281,966
Northriver Midstream Finance LP, Senior Secured First Lien, 5.94% (3 mo. SOFR US + 2.25%), 08/16/2030, (0.00% Floor)	719,381	721,046
		2,928,498

OIL & GAS: EQUIPMENT & SERVICES - 0.1%
Star Holding LLC, Senior Secured First Lien, 8.14% (1 mo. SOFR US + 4.50%), 07/31/2031, (0.00% Floor)	368,669	369,205

PACKAGING - 1.1%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 04/01/2032, (0.00% Floor)	736,374	709,065
M2S Group Intermediate Holdings, Inc., Senior Secured First Lien, 8.41% (3 mo. SOFR US + 4.75%), 08/27/2031, (0.50% Floor)	268,333	266,657
Pregis TopCo LLC, Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 02/01/2029, (0.00% Floor)	544,420	546,606
Ranpak BV, Senior Secured First Lien, 8.14% (1 mo. SOFR US + 4.50%), 12/19/2031, (0.00% Floor)	90,716	90,490
Ranpak Corp., Senior Secured First Lien, 8.14% (1 mo. SOFR US + 4.50%), 12/19/2031, (0.00% Floor)	141,744	141,390
Tosca Services LLC, Senior Secured First Lien, 8.18% (or 3.25% PIK) (3 mo. SOFR US + 4.25%), 11/30/2028, (0.75% Floor)	1,307,213	1,230,179
		2,984,387

RETAIL: FOOD & DRUG - 0.7%
C&S Wholesale Grocers, Inc., Senior Secured First Lien, 8.73% (3 mo. SOFR US + 5.00%), 09/23/2030, (0.00% Floor)	437,693	422,920
EG America LLC, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 02/10/2031, (0.00% Floor)	1,425,362	1,432,268
		1,855,188

RETAILING - 3.0%
Belron Finance 2019 LLC, Senior Secured First Lien, 5.66% (3 mo. SOFR US + 2.00%), 10/16/2031, (0.50% Floor)	545,849	546,133
Great Outdoors Group LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 01/23/2032, (0.75% Floor)	1,379,015	1,385,048
Harbor Freight Tools USA, Inc., Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 06/11/2031, (0.00% Floor)	678,897	677,360
JP Intermediate B LLC, Senior Secured First Lien
10.70% (3 mo. SOFR US + 7.00%), 07/31/2030, (0.00% Floor)	49,836	41,114
9.23% (3 mo. SOFR US + 5.50%), 01/31/2031, (0.00% Floor)	144,527	75,877
Men's Wearhouse LLC, Senior Secured First Lien, 9.41% (3 mo. SOFR US + 5.75%), 01/28/2031, (0.00% Floor)	823,150	831,822
Michaels Cos., Inc., Senior Secured First Lien, 8.73% (3 mo. SOFR US + 5.00%), 03/07/2033, (0.00% Floor)	829,200	826,816
Peer Holding III BV, Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.50%), 10/28/2030, (0.00% Floor)	413,836	415,181

Peer USA LLC, Senior Secured First Lien, 5.98% (3 mo. SOFR US + 2.25%), 10/14/2032, (0.00% Floor)	412,965	413,783
Petco Health & Wellness Co., Inc., Senior Secured First Lien, 7.98% (3 mo. SOFR US + 4.25%), 02/03/2031, (0.00% Floor)	891,765	882,384
PetSmart LLC, Senior Secured First Lien, 7.65% (1 mo. SOFR US + 4.00%), 08/18/2032, (0.00% Floor)	1,124,183	1,124,419
Restoration Hardware, Inc., Senior Secured First Lien, 7.09% (1 mo. SOFR US + 3.25%), 10/20/2028, (0.50% Floor)	695,640	686,513
Staples, Inc., Senior Secured First Lien, 9.41% (3 mo. SOFR US + 5.75%), 09/10/2029, (0.50% Floor)	295,826	275,579
		8,182,029

TECHNOLOGY HARDWARE - 1.1%
Belden, Inc., Senior Secured First Lien, 5.87% (1 mo. Term SOFR + 2.25%), 06/11/2033	648,000	649,620
Coherent Corp., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 07/02/2029, (0.50% Floor)	277,620	277,967
MKS, Inc., Senior Secured First Lien, 5.36% (1 mo. SOFR US + 1.75%), 02/04/2033, (0.00% Floor)	341,042	342,536
VeriFone Systems, Inc., Senior Secured First Lien, 9.54% (3 mo. SOFR US + 5.50%), 08/21/2028, (0.00% Floor)	1,233,155	1,169,654
World Wide Technology Holding Co. LLC, Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 03/01/2030, (0.50% Floor)	652,540	650,908
		3,090,685

TECHNOLOGY: SOFTWARE & SERVICES - 14.4%
Access CIG LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 08/19/2030, (0.50% Floor)	1,841,705	1,643,151
AthenaHealth Group, Inc., Senior Secured First Lien
6.39% (1 mo. SOFR US + 2.75%), 02/15/2029, (0.50% Floor)	414,000	413,654
6.89% (1 mo. SOFR US + 3.25%), 02/17/2032, (0.00% Floor)	1,403,191	1,390,387
Barracuda Networks, Inc., Senior Secured First Lien, 8.16% (3 mo. SOFR US + 4.50%), 08/15/2029, (0.50% Floor)	2,744,776	1,883,603
Barracuda Networks, Inc., Senior Secured Second Lien, 10.66% (3 mo. SOFR US + 7.00%), 08/15/2030, (0.50% Floor)	461,277	159,207
Boxer Parent Co., Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 07/30/2031, (0.00% Floor)	642,160	580,420
Boxer Parent Co., Inc., Senior Secured Second Lien, 9.41% (3 mo. SOFR US + 5.75%), 07/30/2032, (0.00% Floor)	1,224,373	1,053,469
Central Parent LLC, Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 07/06/2029, (0.00% Floor)	3,463,216	2,285,723
Cloud Software Group, Inc., Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor)	2,044,021	1,798,739
Clover Holdings 2 LLC, Senior Secured First Lien
7.38% (1 mo. SOFR US + 3.75%), 12/09/2031, (0.00% Floor)	481,198	460,545
7.75% (Fixed Rate + 0.00%), 12/09/2031, (0.00% Floor)	211,466	201,157
ConnectWise LLC, Senior Secured First Lien, 7.76% (3 mo. SOFR US + 3.50%), 09/29/2028, (0.50% Floor)	1,047,355	967,332
CoreWeave Financing DDTL V LLC, Senior Secured First Lien, 8.12% (1 mo. SOFR US + 4.50%), 11/17/2031, (0.00% Floor) (a)	1,209,889	1,235,884
Ensono, Inc., Senior Secured First Lien, 7.87% (1 mo. SOFR US + 4.00%), 05/30/2028, (0.75% Floor)	1,677,405	1,648,285
Finastra USA, Inc., Senior Secured First Lien, 7.75% (6 mo. SOFR US + 4.00%), 09/15/2032, (0.00% Floor)	1,353,660	1,251,459
Gen Digital, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 09/12/2029, (0.50% Floor)	279,680	276,782
Kaseya, Inc., Senior Secured First Lien, 6.91% (3 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor)	1,673,433	1,302,483
KnowBe4, Inc., Senior Secured First Lien, 7.41% (3 mo. SOFR US + 3.75%), 07/26/2032, (0.00% Floor)	1,247,492	979,281
McAfee Corp., Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)	1,975,498	1,761,157
MH Sub I LLC, Senior Secured First Lien
7.89% (1 mo. SOFR US + 4.25%), 05/03/2028, (0.50% Floor)	1,415,672	1,379,685
7.89% (1 mo. SOFR US + 4.25%), 12/31/2031, (0.50% Floor)	773,129	672,042
Modena Buyer LLC, Senior Secured First Lien, 7.91% (3 mo. SOFR US + 4.25%), 07/01/2031, (0.00% Floor)	1,043,459	966,765
Optiv Parent, Inc., Senior Secured First Lien, 8.92% (3 mo. SOFR US + 5.25%), 08/03/2026, (1.00% Floor)	1,171,349	802,374
Peraton Corp., Senior Secured First Lien, 7.61% (3 mo. SOFR US + 3.75%), 02/01/2028, (0.75% Floor)	1,123,067	1,016,376
Ping Identity Holding Corp., Senior Secured First Lien, 6.38% (1 mo. SOFR US + 2.75%), 11/15/2032, (0.00% Floor)	223,440	218,041
Polaris Newco LLC, Senior Secured First Lien, 8.04% (3 mo. SOFR US + 4.00%), 06/05/2028, (0.50% Floor)	2,665,935	2,323,656
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 10/28/2030, (0.50% Floor)	2,319,236	1,694,202
Proofpoint, Inc., Senior Secured First Lien, 6.73% (3 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor)	282,590	273,347
Quartz Acquireco LLC, Senior Secured First Lien, 5.98% (3 mo. SOFR US + 2.25%), 06/28/2030, (0.00% Floor)	121,115	101,585
Rackspace Finance LLC, Senior Secured First Lien, 6.62% (1 mo. SOFR US + 2.75%), 05/15/2028, (0.75% Floor)	679,104	617,818
RealPage, Inc., Senior Secured First Lien, 7.11% (3 mo. SOFR US + 3.00%), 04/24/2028, (0.50% Floor)	1,627,354	1,525,140
Rithum Holdings, Inc., Senior Secured First Lien, 8.48% (3 mo. SOFR US + 4.75%), 07/21/2031, (0.00% Floor)	689,788	653,143
Rocket Software, Inc., Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 11/28/2028, (0.50% Floor)	1,700,462	1,619,852

Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 07/31/2031, (0.00% Floor)	610,581	603,941
Shift4 Payments LLC, Senior Secured First Lien, 5.73% (3 mo. Term SOFR + 2.00%), 07/05/2032 (Obligor: First Lien)	586,643	580,776
SonarSource Financing LLC, Senior Secured First Lien, 8.18% (3 mo. SOFR US + 4.50%), 12/19/2030, (0.00% Floor)	1,298,576	1,210,922
Starlight Parent LLC, Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 04/16/2032, (0.00% Floor)	1,615,490	1,357,012
Tegra118 Wealth Solutions, Inc., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 01/27/2033, (0.00% Floor)	267,000	268,168
UKG, Inc., Senior Secured First Lien, 5.91% (3 mo. SOFR US + 2.25%), 02/10/2031, (0.00% Floor)	558,390	527,170
		39,704,733

TELECOM SERVICES: DIVERSIFIED - 4.0%
Cincinnati Bell, Inc., Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 11/24/2028, (0.50% Floor)	2,739,673	2,738,947
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 01/30/2031, (0.75% Floor)	1,250,499	1,255,920
Level 3 Financing, Inc., Senior Secured First Lien, 6.38% (1 mo. SOFR US + 2.75%), 03/29/2032, (0.00% Floor)	1,245,000	1,247,334
Numericable US LLC, Senior Secured First Lien
8.74% (3 mo. SOFR US + 5.06%), 10/31/2028, (0.00% Floor)	181,752	181,865
9.05% (1 mo. Term SOFR + 5.38%), 05/14/2029	648,000	650,916
10.55% (3 mo. SOFR US + 6.88%), 05/15/2031, (0.00% Floor)	1,891,611	1,935,118
Radiate Holdco LLC, Senior Secured First Lien
7.64% (1 mo. SOFR US + 4.00%), 06/26/2029, (0.00% Floor) (a)	41,771	41,887
8.87% (1 mo. SOFR US + 5.11%), 09/25/2029, (0.00% Floor)	983,318	888,812
Uniti Services LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 10/06/2032, (0.00% Floor)	592,025	596,465
Zayo Group Holdings, Inc., Senior Secured First Lien
6.76% (or .50% PIK) (1 mo. SOFR US + 3.00%), 03/11/2030, (0.00% Floor)	830,485	831,315
6.87% (or .50% PIK) (1 mo. SOFR US + 3.00%), 03/11/2030, (0.00% Floor)	19,734	19,754
Ziggo Financing Partnership, Senior Secured First Lien, 6.91% (6 mo. SOFR US + 3.22%), 01/14/2033, (0.00% Floor)	598,000	578,846
		10,967,179

TRANSPORTATION - 1.7%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien
5.92% (3 mo. Term SOFR + 2.25%), 04/20/2028	553,000	553,130
6.43% (3 mo. SOFR US + 2.75%), 05/28/2032, (0.00% Floor)	275,185	275,587
Accelya Lux Finco Sarl, Senior Secured First Lien, 8.98% (3 mo. SOFR US + 5.25%), 10/04/2032, (0.00% Floor)	766,765	686,255
Avis Budget Car Rental LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 07/16/2032, (0.00% Floor)	697,632	696,467
Brown Group Holding LLC, Senior Secured First Lien
6.14% (1 mo. SOFR US + 2.50%), 07/01/2031, (0.50% Floor)	90,946	91,275
6.16% (3 mo. SOFR US + 2.50%), 07/01/2031, (0.50% Floor)	195,139	195,845
6.17% (3 mo. SOFR US + 2.50%), 07/01/2031, (0.50% Floor)	125,917	126,372
Carriage Purchaser, Inc., Senior Secured First Lien, 7.14% (1 mo. SOFR US + 3.50%), 09/29/2028, (0.75% Floor)	981,522	986,940
Cubic Corp., Senior Secured First Lien
10.00% (or 3.25% PIK) (Prime Rate + 3.25%), 05/01/2029, (0.00% Floor)	1,933	177
10.00% (Prime Rate + 3.25%), 05/01/2029, (0.00% Floor)	20,496	1,879
5.44% (or 3.25% PIK) (3 mo. SOFR US + 1.25%), 05/01/2029, (0.00% Floor)	141,227	12,946
8.69% (3 mo. SOFR US + 4.50%), 05/01/2029, (0.00% Floor)	905,591	83,011
SkyMiles IP Ltd., Senior Secured First Lien, 4.93% (3 mo. SOFR US + 1.25%), 10/20/2028, (0.00% Floor)	550,597	551,458
Stonepeak Nile Parent LLC, Senior Secured First Lien, 5.66% (3 mo. SOFR US + 2.00%), 04/09/2032, (0.00% Floor)	462,840	462,264
		4,723,606

UTILITIES: POWER - 0.7%
Eastern Power LLC, Senior Secured First Lien, 8.39% (1 mo. SOFR US + 4.75%), 04/03/2028, (0.00% Floor)	698,444	702,561
Lightning Power LLC, Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 08/18/2031, (0.00% Floor)	819,405	821,253
Talen Energy Supply LLC, Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 11/26/2032, (0.00% Floor)	413,063	410,804
		1,934,618
TOTAL BANK LOANS (Cost $248,915,803)		242,122,394

CORPORATE BONDS - 5.1% (i)
AUTOMOTIVE - 0.2%
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030 (d)	550,000	541,131

FINANCIALS: THRIFTS & MORTGAGES - 0.1%
Freedom Mortgage Corp., 6.63%, 01/15/2027 (d)	278,000	278,151

FOOD & BEVERAGE - 0.2%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (d)	500,000	488,382

HEALTHCARE: FACILITIES - 0.9%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (d)	429,000	427,289
Global Medical Response, Inc., 7.38%, 10/01/2032 (d)	480,000	497,712
HAH Group Holding Co. LLC, 9.75%, 10/01/2031 (d)	459,000	411,273
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (d)	538,000	562,374
Team Health Holdings, Inc., 8.38%, 06/30/2028 (d)	440,000	441,468
		2,340,116

HEALTHCARE: MANAGED HEALTH CARE - 0.9%
Centene Corp., 4.63%, 12/15/2029	1,413,000	1,371,439
Molina Healthcare, Inc., 3.88%, 11/15/2030 (d)	1,181,000	1,102,107
		2,473,546

HEALTHCARE: PHARMA & BIOTECH - 0.1%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	301,000	299,670

INDUSTRIAL MACHINERY - 0.0% (e)
Oregon Tool Lux LP, 7.88%, 10/15/2029 (d)(f)	25,915	7,774

LEISURE: CASINOS & GAMING - 0.3%
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029 (d)	561,000	391,605
5.88%, 09/01/2031 (d)	562,000	366,705
		758,310

LEISURE: HOTELS - 0.5%
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (d)	301,000	317,943
Sabre GLBL, Inc., 11.13%, 07/15/2030 (d)	637,000	611,832
VOC Escrow Ltd., 5.00%, 02/15/2028 (d)	418,000	417,717
		1,347,492

MEDIA: ENTERTAINMENT - 0.1%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027 (d)	393,000	393,174

MIDSTREAM: STORAGE & TRANSPORT - 0.5%
ITT Holdings LLC, 6.50%, 08/01/2029 (d)	750,000	741,638
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030 (d)	290,000	297,153
3.88%, 11/01/2033 (d)	510,000	454,881
		1,493,672

TECHNOLOGY HARDWARE - 0.2%
NCR Voyix Corp., 5.00%, 10/01/2028 (d)	694,000	677,367

TECHNOLOGY: SOFTWARE & SERVICES - 0.6%
Cloud Software Group, Inc., 9.00%, 09/30/2029 (d)	280,000		271,990
CoreWeave, Inc., 9.63%, 07/15/2032 (d)	700,000		690,410
Open Text Corp., 3.88%, 12/01/2029 (d)	765,000		703,975
			1,666,375

TELECOM SERVICES: DIVERSIFIED - 0.2%
Altice France SA, 6.88%, 10/15/2030 (d)	263,000		255,382
Iliad Holding SAS, 7.00%, 10/15/2028 (d)	400,000		402,026
			657,408

TRANSPORTATION - 0.3%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028 (d)	692,000		681,034
TOTAL CORPORATE BONDS (Cost $14,375,471)			14,103,602

EXCHANGE TRADED FUNDS - 4.8% (i)	Shares
Invesco Senior Loan ETF	651,735		13,275,842
TOTAL EXCHANGE TRADED FUNDS (Cost $13,674,888)			13,275,842

COMMON STOCKS - 0.0% (e)
CHEMICALS - 0.0% (e)
SI Group/Addivant Equity (g)	2,999		26,991

LEISURE: HOTELS - 0.0% (e)
Worldstrides/Lakeland Tours Equity - Class B (g)	11,283		620

RETAILING - 0.0% (e)
JP Intermediate Private Equity (f)(g)	1,309		0

TELECOM SERVICES: DIVERSIFIED - 0.0% (e)
Altice Numericable Private Equity (f)(g)	2,013		40,050
TOTAL COMMON STOCKS (Cost $89,837)			67,661

SHORT-TERM INVESTMENTS 4.7% (i)
Money Market Funds - 4.7%
First American Government Obligations Fund - Class X, 3.57% (h)	12,958,245		12,958,245
TOTAL MONEY MARKET FUNDS (Cost $12,958,245)			12,958,245

TOTAL INVESTMENTS - 102.5% (Cost $290,014,244)			282,527,744
Liabilities in Excess of Other Assets - (2.5)%		(0.02495)	(6,876,885)
TOTAL NET ASSETS - 100.0%			$ 275,650,859

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

(a)
As of June 30, 2026, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par. All or a portion are unfunded.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(c)	Zero coupon bonds make no periodic interest payments. Rate shown is the weighted average amortized yield as of June 30, 2026.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $12,432,493 or 4.5% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $47,824 or 0.0% of net assets as of June 30, 2026.

(g)	Non-income producing security.
(h)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(i)	All or a portion is posted as collateral for delayed settlement securities.
(j)	Non-income producing security. Issuer has filed for bankruptcy protection.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Shenkman Capital Floating Rate High Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$ –	$ 242,122,394	$ –	$ 242,122,394
Corporate Bonds	–	14,095,828	7,774	14,103,602
Exchange Traded Funds	13,275,842	–	–	13,275,842
Common Stocks	–	27,611	40,050	67,661
Money Market Funds	12,958,245	–	–	12,958,245
Total Investments	$ 26,234,087	$ 256,245,833	$ 47,824	$ 282,527,744

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of September 30, 2025	$ 14,901
Accretion/Amortization	493
Corporate Actions	64,309
Closes	(26,753)
Realized gain/(loss)	(6,158)
Unrealized appreciation/(depreciation)	1,032
Ending balance as of June 30, 2026	$ 47,824
$0
Change in unrealized appreciation/(depreciation) still held as of June 30, 2026	$ 1,032
0